DEAR SHAREHOLDER:

Enclosed is the semi-annual report of the operations for Montana Tax-Free Fund, Inc. (the "Fund") for the six months ended June 28, 2002. The Fund's portfolio and related financial statements are presented within for your review.

Wall Street remains mired in gloom with equities in danger of delivering a third consecutive year of negative total returns for the first time since the Great Depression (excluding the WWII years). The stock market has tried to rally several times, but rallies have been cut short by corporate scandal, accounting irregularities, and a lack of consumer confidence in corporate America.

Most recent economic data shows the U.S. economy is recovering from a mild recession. Leading indicators of growth are in expansionary territory, labor market conditions are improving and housing activity remains strong. The uncertainty going forward is whether the weak stock market will undermine consumer confidence and delay an upturn in corporate spending. The dollar also adds a major element of potential instability. A declining currency can help U.S. corporate profits and thus economic growth, but financial markets could be volatile if expectations of continued dollar weakness causes foreign investors to stop buying U.S. assets.

The interest markets throughout this period have displayed signs of volatility. As fears of corporate and accounting irregularities weakened the equity markets, rates trended down as investors sought safety in U.S. Treasuries and as various leading economic indicators showed signs the economy was recovering, rates trended up in fears of Federal Reserve action.

During the period the Fund utilized defensive positions at times designed to provide share price stability. U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered price increases in rising bond markets and less price erosion during periods of bond market decline.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality double exempt issues. Portfolio quality for the six months ended June 28, 2002 were represented as follows: AAA 44.3%, AA 14.2%, A 22.2%, BBB 10.5%, and NR 8.8%. High quality current income exempt from Federal and Montana income tax remains the primary objectives of the Fund.


Sincerely,




Monte L. Avery                     Robert E. Walstad
Chief Portfolio Strategist         President


TERMS & DEFINITIONS
-------------------

APPRECIATION
   Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
   A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

CONSUMER PRICE INDEX
   A commonly used measure of inflation; it does not represent an investment return.

CONTINGENT DEFERRED SALES CHARGE (CDSC)
   A charge applied at the time of the redemption which assumes redemption at the end of the period.

DEPRECIATION
   Decrease in value of an asset.

GROWTH FUND
   A type of diversified common stock fund that has capital appreciation as its primary goal. It invests in companies that reinvest most of their earnings for expansion, research or development.

GROWTH & INCOME FUND
   Fund that invests in common stocks for both current income and long-term growth of capital and income.

LOAD
   A mutual fund whose shares are sold with a sales charge added to the net asset value.

MARKET VALUE
   Actual price at which a fund trades in the market place.

NET ASSET VALUE (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

NO-LOAD
   A mutual fund whose shares are sold without a sales charge added to the net asset value.

TOTAL RETURN
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.


JUNE 28, 2002 (Unaudited)
-------------------------

                                    AVERAGE ANNUAL TOTAL RETURNS

                                   For periods ending June 28, 2002
                                   --------------------------------
                                                                                             Since Inception
Class B Shares                  1 year             5 year              10 year              (August 12, 1993)
-----------------------------------------------------------------------------------------------------------
Without CDSC                    2.89%              3.53%               *N/A                      4.44%
With CDSC (4% max)             (1.07)%             3.53%                N/A                      4.44%

                                   For periods ending June 28, 2002
                                   --------------------------------
                                                                                            Since Inception
Class A Shares                 1 year              5 year              10 year             (January 7, 2000)
-----------------------------------------------------------------------------------------------------------
Without Sales Charge           3.14%               N/A                  N/A                      6.08%
With Sales Charge (4.25%)     (1.25)%              N/A                  N/A                      4.23%

*Class B shares are automatically converted to Class A shares after 8 years.

KEY STATISTICS
                                       A SHARES               B SHARES
                                       --------               --------
NAV 12-31-2001......................   $9.81                  $9.78
NAV 06-28-2002......................   $9.61                  $9.59
Total Net Assets....................   $6,161,707             $56,443,691

Average Maturity....................   20.0 years
Number of Issues....................   77


                             COMPARATIVE INDEX GRAPH
                             -----------------------
[line graphs]
Comparison of change in value of a $10,000 investment in the Montana Tax-Free Fund and the Lehman Brothers Municipal Bond Index
-------------------------------------------------------------------------------

Class B Shares
---------------
                           Montana Tax-                  Lehman Brothers
                            Free Fund                    Municipal Bond
                            w/o CDSC                         Index
                          ------------                   ---------------
08/12/1993                  $10,000                         $10,000
1993                        $10,268                         $10,363
1994                        $10,093                         $ 9,827
1995                        $11,390                         $11,543
1996                        $12,019                         $12,055
1997                        $12,736                         $13,164
1998                        $13,201                         $14,018
1999                        $12,896                         $13,728
2000                        $14,052                         $15,333
2001                        $14,701                         $16,120
06/28/02                    $14,711                         $16,868


Class A Shares
--------------
                          Montana Tax-                    Montana Tax-               Lehman Brothers
                         Free Fund w/o                  Free Fund w/max              Municipal Bond
                          Sales Charge                    Sales Charge                    Index
                         -------------                  ---------------              ---------------
01/07/2000                 $10,000                         $ 9,575                        $10,000
2000                       $10,975                         $10,509                        $11,169
2001                       $11,556                         $11,065                        $11,743
06/28/02                   $11,572                         $11,081                        $12,287



PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Montana municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


PERFORMANCE & COMPOSITION
-------------------------

PORTFOLIO QUALITY RATINGS
-------------------------
[pie chart]
(based on Total Long-Term Investments)
AAA                     44.3%
AA                      14.2%
A                       22.2%
BBB                     10.5%
NR                       8.8%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by ND Money Management, Inc., the investment adviser.

PORTFOLIO MARKET SECTORS
------------------------
[pie chart]
(as a % of Net Assets)
HC-Health Care          36.5%
I-Industrial            25.5%
H-Housing               13.9%
S-School                13.4%
O-Other                  5.1%
T-Transportation         3.6%
WS-Water/Sewer           2.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.



MANAGEMENT OF THE FUNDS

   The Board of each Fund consists of five Directors. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds and the four series of Ranson Managed Portfolios. Three Directors (60% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the "independent" Directors. The remaining two Directors are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.


   The Independent Directors of the Funds, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Director and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT DIRECTORS

                                                                                           NUMBER OF             OTHER
                                                                                           PORTFOLIOS        DIRECTORSHIPS
NAME, ADDRESS        POSITION(S) HELD         TERM AND       PRINCIPAL OCCUPATION(S)     OVERSEEN IN THE      HELD OUTSIDE
  AND AGE            WITH REGISTRANT       LENGTH SERVED     DURING PAST 5 YEARS          FUND COMPLEX *    THE FUND COMPLEX
-----------------------------------------------------------------------------------------------------------------------------
Lynn W. Aas            Director           Since December     Retired; Attorney; Director,       9            Director, First
904 NW 27th                                    1994           ND Tax-Free Fund, Inc.,                           Western Bank
Minot, ND 58703                                              South Dakota Tax-Free Fund,                          & Trust
    81                                                       Inc.,Integrity Fund of Funds,
                                                             Inc., Integrity Small-Cap
                                                             Fund of Funds, Inc. (since
                                                             September 1998), ND Insured
                                                             Income Fund, Inc. (December
                                                             1994 to August 1999);
                                                             Trustee, Ranson Managed
                                                             Portfolios; Director, First
                                                             Western Bank & Trust.

Orlin W. Backes        Director           Since April        Attorney, McGee, Hankla,           9            Director, First
15 2nd Ave., SW -                             1995           Backes & Dobrovolny, P.C.;                        Western Bank
Ste. 305                                                     Director, ND Tax-Free Fund,                         & Trust
Minot, ND 58701                                              Inc., South Dakota Tax-Free
    67                                                       Fund, Inc., Integrity Fund
                                                             of Funds, Inc., Integrity
                                                             Small-Cap Fund of Funds, Inc.
                                                             (since September 1998), ND
                                                             Insured Income Fund, Inc.
                                                             (March 1995 to August 1999);
                                                             Trustee, Ranson Managed Portfolios;
                                                             Director, First Western Bank & Trust.

R. James Maxson        Director         Since January        Attorney, McGee, Hankla,           9                  None
15 2nd Ave., SW -                            1999            Backes & Dobrovolny, P.C.
Ste. 305                                                     (since April 2000); Attorney,
Minot, ND 58701                                              Farhart, Lian and Maxson,
    54                                                       P.C. (March 1976 to March 2000);
                                                             Director, ND Tax-Free Fund, Inc.
                                                             (since January 1999), South
                                                             Dakota Tax-Free Fund, Inc. (since
                                                             January 1999), Integrity Fund of
                                                             Funds, Inc. (since January 1999),
                                                             Integrity Small-Cap Fund of
                                                             Funds, Inc. (since January 1999);
                                                             Trustee, Ranson Managed Portfolios
                                                             (since January 1999).
--------------------------

* The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.
The SAI has additional information about the Fund's directors and is available at 1(800)601-5593 without charge upon request.

The Interested Directors and executive officers of the Funds, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Director and other directorships, if any, held outside the Fund Complex, are shown below.


INTERESTED DIRECTORS

                                                                                           NUMBER OF             OTHER
                                                                                           PORTFOLIOS        DIRECTORSHIPS
NAME, ADDRESS        POSITION(S) HELD         TERM AND       PRINCIPAL OCCUPATION(S)     OVERSEEN IN THE      HELD OUTSIDE
  AND AGE            WITH REGISTRANT       LENGTH SERVED     DURING PAST 5 YEARS          FUND COMPLEX *    THE FUND COMPLEX
-----------------------------------------------------------------------------------------------------------------------------
**Peter A. Quist       Director,          Since Inception    Attorney; Director and Vice        5             Director, ARM
1 North Main         Vice President                          President, ND Holdings, Inc.;                      Securities
Minot, ND 58703      and Secretary                           Director, Vice President,                          Corporation
    68                                                       and Secretary, ND Money
                                                             Management, Inc., ND Capital,
                                                             Inc., ND Resources, Inc., ND
                                                             Tax-Free Fund, Inc., South
                                                             Dakota Tax-Free Fund, Inc.,
                                                             Integrity Fund of Funds, Inc.,
                                                             Integrity Small-Cap Fund of
                                                             Funds, Inc. (since September
                                                             1998), ND Insured Income Fund,
                                                             Inc. (November 1990 to August
                                                             1999), The Ranson Company, Inc.
                                                             (January 1996 to February 1997),
                                                             Ranson Capital Corporation; Vice
                                                             President and Secretary, Ranson
                                                             Managed Portfolios; Director,
                                                             ARM Securities Corporation
                                                             (since May 2000).

**Robert E. Walstad    Director,          Since Inception    Director and President             9             Director, ARM
1 North Main           Chairman,                             (September 1987 to October                        Securities
Minot, ND 58703       President,                             2001), ND Holdings, Inc.;                         Corporation;
    57                   and Treasurer                       Director, President, and                            Director,
                                                             Treasurer, ND Money Management,
                                                             Inc., ND Capital, Inc., ND                       Magic Internet
                                                             Resources, Inc., ND Tax-Free                     Services, Inc.;
                                                             Fund, Inc., South Dakota Tax-
                                                             Free Fund, Inc., Integrity Fund                     Director,
                                                             of Funds, Inc., Integrity Small-               Capital Financial
                                                             Cap Fund of Funds, Inc. (since                   Services, Inc.
                                                             September 1998), ND Insured Income
                                                             Fund, Inc. (November 1990 to August
                                                             1999); Trustee, Chairman, President,
                                                             and Treasurer, Ranson Managed
                                                             Portfolios; Director, President,
                                                             CEO, and Treasurer, The Ranson
                                                             Company, Inc. (January 1996 to
                                                             February 1997), and Ranson Capital
                                                             Corporation; Director (since October
                                                             1999), President (October 1999 to
                                                             October 2001), Magic Internet
                                                             Services, Inc.; Director (since May
                                                             2000), President (May 2000 to October
                                                             2001), ARM Securities Corporation;
                                                             Director, CEO, Chairman, Capital
                                                             Financial Services, Inc. (since
                                                             January 2002).
----------------------

* The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.

** Directors who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds' Investment Adviser and Principal Underwriter.
The SAI has additional information about the Fund's directors and is available at 1(800)601-5593 without charge upon request.




SCHEDULE OF INVESTMENTS JUNE 28, 2002 (UNAUDITED)
-------------------------------------------------

NAME OF ISSUER
Percentages represent the market value of each                  Rating     Coupon                    Principal       Market
investment category to total net assets                       Moody's/S&P   Rate     Maturity         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------
MONTANA MUNICIPAL BONDS (95.7%)
Anaconda-Deer River Cty., MT (Arco) Solid Waste Facs. Rev.....    A/AA+     6.375%   10/01/16     $  1,500,000   $  1,569,690
Billings, MT (West Park Village) Multifamily Hsg. Devl.
Ref. Rev. GNMA................................................  Aaa/AAA     5.550    12/01/32        2,500,000      2,555,575
Billings, MT Tax Increment Urban Renewal Ref..................Baa-3/NR      7.100    03/01/08          650,000        658,125
Broadwater Cty., MT School Dist. #001 (Townsend) G.O. AMBAC...  Aaa/AAA     5.150    07/01/20          320,000        332,182
Broadwater Cty., MT School Dist. #001 (Townsend) G.O. AMBAC...  Aaa/AAA     5.200    07/01/21          270,000        279,590
Columbia Falls, MT School Dist. #6 (Flathead Cty.) G.O. FSA...  Aaa/AAA     5.700    07/01/20          815,000        882,107
*Forsyth, MT (Montana Power) Pollution Control Rev. MBIA......  Aaa/NR      6.125    05/01/23        1,480,000      1,596,698
Forsyth, MT (Montana Power) Pollution Control Rev. MBIA.......  Aaa/AAA     5.900    12/01/23          600,000        633,306
Forsyth, MT (Montana Power) Pollution Control Rev. Ref........Baa-1/A-      6.125    05/01/23        1,420,000      1,466,448
Forsyth, MT (Montana Power) Pollution Control Rev. Ref........Baa-1/A-      5.900    12/01/23          500,000        520,115
#Forsyth, MT (Montana Power) Pollution Control Rev.
Ref. AMBAC....................................................  Aaa/AAA     6.125    05/01/23        4,250,000      4,579,290
Forsyth, MT (Montana Power) Pollution Control Rev.
Ref. AMBAC....................................................  Aaa/AAA     5.900    12/01/23          620,000        654,416
*Forsyth, MT (Puget Sound) Pollution Control Rev. AMBAC.......  Aaa/AAA     7.050    08/01/21          750,000        767,250
*Forsyth, MT (Puget Sound) Pollution Control Rev. AMBAC.......  Aaa/AAA     6.800    03/01/22          565,000        577,995
Forsyth, MT (Puget Sound) Pollution Control Rev. MBIA.........  Aaa/AAA     5.875    04/01/20          540,000        568,150
*Great Falls, MT Water & Sewerage Rev. FGIC...................  Aaa/AAA     6.400    08/01/12          300,000        308,646
Hamilton, MT (Valley View Estates) Nursing Home Rev...........   NR/NR      7.250    05/01/26          250,000        259,517
Kalispell, MT Flathead Municipal Airport Auth.
(Glacier Park) ...............................................   NR/NR      6.300    06/01/17        2,190,000      2,270,373
Lewis & Clark Cty., MT (Asarco Project) Environmental Rev.....   NR/NR      5.600    01/01/27        2,300,000        851,000
Lewis & Clark Cty., MT (Asarco Project) Environmental Rev.....   NR/NR      5.850    10/01/33          500,000        185,000
Lewis & Clark Cty., MT Solid Waste Facs. Rev..................  A-3/NR      6.100    10/01/14          250,000        273,847
Lewistown, MT Water Syst. Rev.................................   NR/NR      5.700    07/01/15          435,000        472,079
Lewistown, MT Water Syst. Rev.................................   NR/NR      5.700    07/01/16          460,000        500,370
Missoula Cty, MT School Dist. #001 (Missoula) G.O.............  A-1/NR      5.000    07/01/21          500,000        506,735
Montana ST (Long Range Bldg) G.O.............................. Aa-3/AA-     5.000    08/01/17          100,000        103,043
Montana ST (Long Range Bldg) G.O.............................. Aa-3/AA-     5.000    08/01/20          250,000        253,838
Montana ST (Water Pollution Control) Revolving
Fund Program G.O. ............................................ Aa-3/AA-     5.600    07/15/20          170,000        181,072
Montana ST (Water Pollution Control) Revolving
Fund Program G.O. ............................................ Aa-3/AA-     5.600    07/15/20          240,000        255,631
Montana St. Board of Regents (University of MT) MBIA..........  Aaa/AAA     5.750    05/15/24          200,000        216,652
MT Board of Hsg., Multifamily Mrtge. FHA...................... Aa-1/NR      6.150    08/01/26          450,000        478,103
MT Board of Hsg., Single Family Mrtge.........................   Aa/AA+     6.150    06/01/30          600,000        636,666
MT Board of Hsg., Single Family Program....................... Aa-1/AA+     6.400    12/01/35          435,000        468,569
MT Board of Hsg., Single Family Program ...................... Aa-1/AA+     6.400    12/01/27          275,000        297,003
MT Board of Hsg., Single Family Program ......................   Aa/AA+     5.950    12/01/27          275,000        292,438
MT Board of Hsg., Single Family Program ......................   Aa/AA+     6.500    12/01/32          150,000        157,419
MT Board of Hsg., Single Family Program ......................   Aa/AA+     6.300    06/01/08           30,000         31,642
MT Board of Hsg., Single Family Program ......................   Aa/AA+     5.600    12/01/23          240,000        247,630
MT Board of Hsg., Single Family Program ......................   Aa/AA+     5.550    06/01/33          500,000        506,675
MT Board of Hsg., Single Family Program FHA................... Aa-1/AA+     5.450    06/01/27          490,000        496,728
*MT Board of Hsg., Single Family Program FHA/VA............... Aa-1/AA+     6.250    12/01/17        1,275,000      1,375,712
*MT Board of Hsg., Single Family Program FHA/VA............... Aa-1/AA+     6.350    06/01/27          640,000        681,728
MT Board of Hsg., Single Family Program Series 2002A .........   Aa/AA+     5.200    12/01/22          500,000        497,570
MT Board of Invmts.  (Workers Compensation) Ref. Escrowed.....  Aaa/AAA     6.875    06/01/20          105,000        114,450
MT Fin. Auth. Hlth Care Rev. Master Loan Proj. -
Cmnty. Med. Ctr. .............................................    A/NR      5.100    12/01/18          250,000        251,937
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. -
Cmnty. Med. Ctr. .............................................    A/NR      5.125    12/01/19          250,000        252,220
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. -
Cmnty. Med. Ctr. .............................................    A/NR      5.150    12/01/20          250,000        251,698
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. -
Cmnty. Med. Ctr. .............................................    A/NR      5.200    12/01/21          250,000        248,695
MT Hgr. Educ. Student Assistance Corp. Rev....................    A/NR      5.500    12/01/31        2,435,000      2,427,354
MT Hgr. Educ. Student Assistance Corp. Rev....................    A/NR      6.400    12/01/32        1,250,000      1,352,750
MT Hlth. Facs. Auth. (Alternatives Inc.) Prerelease Ctr. Rev..   NR/BBB+    5.600    10/01/17          750,000        786,263
MT Hlth. Facs. Auth. (Big Horn Hosp. - Hardin) Rev............    A/NR      5.100    02/01/18          300,000        301,413
MT Hlth. Facs. Auth. (Billings Clinic Deaconess) Rev. AMBAC...  Aaa/AAA     5.250    02/15/20        1,275,000      1,319,740
MT Hlth. Facs. Auth. (Boyd Andrew Prj.) Pre Release Center ...   NR/BBB+    6.300    10/01/20          795,000        851,079
MT Hlth. Facs. Auth. (Bozeman Deaconess) Rev. Ref.............   NR/A+      5.750    06/01/08          100,000        101,300
MT Hlth. Facs. Auth. (Bozeman Deaconess) Rev. Ref.............   NR/A+      5.000    06/01/18        1,500,000      1,505,580
MT Hlth. Facs. Auth. (Kalispell Reg. Hosp.) AMBAC.............  Aaa/AAA     5.000    07/01/16        2,250,000      2,342,025
MT Hlth. Facs. Auth. (Lewis & Clark Nursing Home) Rev.........    A/NR      5.100    02/01/18          350,000        350,896
MT Hlth. Facs. Auth. (Lewis & Clark Office Proj.) Rev.........    A/NR      5.100    02/01/18          150,000        150,384
MT Hlth. Facs. Auth. (Marcus Daly Memorial) Rev...............    A/NR      6.000    08/01/20        1,400,000      1,522,052
MT Hlth. Facs. Auth. (Master Loan Program) Rev................    A/NR      6.400    10/01/14          450,000        492,413
MT Hlth. Facs. Auth. (Missoula Community Medl. Ctr.) Rev......   NR/BBB-    6.375    06/01/18        2,830,000      2,965,982
MT Hlth. Facs. Auth. (Northern MT Care Ctr.-Havre) Rev........Baa-3/NR      6.350    09/01/15        1,000,000      1,053,300
MT Hlth. Facs. Auth. (Providence Services) MBIA...............  Aaa/AAA     5.375    12/01/25        2,800,000      2,886,184
MT Hlth. Facs. Auth. (Providence Services) MBIA...............  Aaa/AAA     5.450    12/01/26          100,000        103,341
MT Hlth. Facs. Auth. (Sisters of Charity) Rev. MBIA...........  Aaa/AAA     5.000    12/01/24        1,870,000      1,850,776
MT Hlth. Facs. Auth. (State Hospital) Hlth. Care Rev. AMBAC...  Aaa/NR      5.000    06/01/22        1,000,000        984,220
MT Hlth. Facs. Auth. (Toole Cty, Marias Heritage Project) ....   NR/NR      6.375    11/01/22          200,000        187,540
MT Hlth. Facs. Auth. (Toole Cty, Marias Heritage Project) ....   NR/NR      6.500    11/01/27          285,000        264,357
MT State Hlth. Facs. Auth. (MT Devl. Ctr.) Rev................    A/NR      6.300    06/01/14          500,000        543,590
MT State Hlth. Facs. Auth. (MT Devl. Ctr.) Rev................    A/NR      6.400    06/01/19          930,000      1,000,587
*MT State Univ. Rev. MBIA.....................................  Aaa/AAA     5.625    11/15/25        1,000,000      1,064,750
MT State Univ. Rev. MBIA......................................  Aaa/AAA     5.375    11/15/21          500,000        520,205
Phillips Cty., MT Eastern School Dist.
#14 School Bldg. G.O. MBIA....................................  Aaa/AAA     5.600    07/01/15          145,000        157,063
Phillips Cty., MT Eastern School Dist.
#14 School Bldg. G.O. MBIA....................................  Aaa/AAA     5.600    07/01/16          155,000        166,544
Phillips Cty., MT Eastern School Dist.
#14 School Bldg. G.O. MBIA....................................  Aaa/AAA     5.600    07/01/17          165,000        176,433
Phillips Cty., MT H School Dist. #A School Bldg. G.O. MBIA....  Aaa/AAA     5.600    07/01/15          290,000        309,471
*Richland Cty., MT (MDU) Pollution Control Rev. FGIC..........  Aaa/AAA     6.650    06/01/22          600,000        613,800
                                                                                                                 ------------
TOTAL MONTANA MUNICIPAL BONDS (COST: $59,556,361) ...............................................................$ 59,917,015
                                                                                                                 ------------
SHORT-TERM SECURITIES (3.4%)
Wells Fargo National Tax-Free Money Market (COST: $2,123,984)....................................................$  2,123,984
                                                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES (COST: $61,680,345) .............................................................$ 62,040,999
OTHER ASSETS LESS LIABILITIES....................................................................................     564,399
                                                                                                                 ------------
NET ASSETS.......................................................................................................$ 62,605,398
                                                                                                                 ============

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS JUNE 28, 2002 (Unaudited)
----------------------------------------------

<CAPTION.
STATEMENT OF ASSETS AND LIABILITIES
June 28, 2002 (Unaudited)
------------------------------------
ASSETS
     Investments in securities, at value (cost: $61,680,345)........  $  62,040,999
     Cash...........................................................         64,448
     Accrued dividends receivable...................................          2,571
     Accrued interest receivable....................................        693,604
     Receivable for fund shares sold................................         75,000
     Variation margin on futures....................................        504,375
     Receivable from broker.........................................             62
     Prepaid expenses...............................................          5,916
                                                                    ---------------
        Total Assets................................................  $  63,386,975
                                                                    ---------------

LIABILITIES
     Payable for fund shares redeemed...............................  $       6,954
     Dividends payable..............................................        200,066
     Accrued expenses...............................................         74,557
     Security purchases payable.....................................        500,000
                                                                    ---------------
        Total Liabilities...........................................  $     781,577
                                                                    ---------------

NET ASSETS..........................................................  $  62,605,398
                                                                    ===============

NET ASSETS ARE REPRESENTED BY:
     Capital stock outstanding, at par..............................  $       6,529
     Additional paid-in capital.....................................     64,687,804
     Accumulated undistributed net
     realized gain (loss) on investments............................     (1,843,094)
     Accumulated undistributed net
     realized gain (loss) on futures................................       (375,022)
     Unrealized depreciation on futures.............................       (231,473)
     Unrealized appreciation on investments ........................        360,654
                                                                    ---------------
          Total amount representing net assets applicable to
          6,529,448 outstanding shares of $.001 par value
          common stock (200,000,000 shares authorized) .............  $  62,605,398
                                                                    ===============
Net asset value per share...........................................  $        9.59
                                                                    ===============



NET ASSETS CONSIST OF:
     Class A........................................................  $   6,161,707
     Class B........................................................  $  56,443,691
                                                                    ---------------
          Total Net Assets..........................................  $  62,605,398
-----------------------------------------------------------------------------------
SHARES OUTSTANDING:
     Class A........................................................        640,913
     Class B........................................................      5,888,535
-----------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
     Class A .......................................................  $        9.61
     Class A - offering price (based on sales charge of 4.25%)......  $       10.04
     Class B........................................................  $        9.59
-----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS JUNE 28, 2002 (Unaudited)
----------------------------------------------

STATEMENT OF OPERATIONS
For the six months ended June 28, 2002
--------------------------------------

INVESTMENT INCOME
    Interest........................................................  $   1,652,225
    Dividends.......................................................         16,283
                                                                    ---------------
         Total Investment Income....................................  $   1,668,508
                                                                    ---------------
EXPENSES
    Investment advisory fees........................................  $     185,605
    Distribution (12b-1 fees) - Class A.............................          6,075
    Distribution (12b-1 fees) - Class B.............................        213,783
    Custodian fees..................................................          4,392
    Transfer agent fees.............................................         36,549
    Accounting service fees.........................................         26,701
    Professional fees...............................................          3,750
    Reports to shareholders.........................................          2,172
    Directors fees..................................................          2,332
    Transfer agent out-of-pockets...................................          2,483
    License, fees, and registrations................................          3,147
    Insurance expense...............................................          2,729
                                                                    ---------------
        Total expenses..............................................  $     489,718
    Less expenses waived or absorbed
    by the Fund's manager...........................................        (96,077)
                                                                    ---------------
        Total Net Expenses..........................................  $     393,641
                                                                    ---------------
NET INVESTMENT INCOME...............................................  $   1,274,867
                                                                    ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions........................................  $      (3,917)
     Futures transactions...........................................       (375,022)
     Net change in unrealized appreciation (depreciation) of:
     Investments....................................................       (667,401)
     Futures .......................................................       (231,473)
                                                                    ---------------
        Net Realized and Unrealized Gain (Loss) on Investments
        and Futures ................................................  $  (1,277,813)
                                                                    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....  $      (2,946)
                                                                    ===============

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS JUNE 28, 2002
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 28, 2002, and the year ended December 31, 2001
-----------------------------------------------------------------------------
                                                                                         For The
                                                                                     Six Months Ended         For The
                                                                                       June 28, 2002         Year Ended
                                                                                        (Unaudited)       December 31, 2001
                                                                                  -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income.........................................................   $   1,274,867         $   2,517,299
    Net realized gain (loss) on investment and futures transactions...............        (378,939)               90,184
    Net change in unrealized appreciation (depreciation) on investments
    and futures ..................................................................        (898,874)              121,172
                                                                                  -------------------------------------------
        Net Increase (Decrease) in Net Assets Resulting From Operations...........   $      (2,946)        $   2,728,655
                                                                                  -------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income:
        Class A ($.21 and $.45, respectively) ....................................   $    (107,789)        $     (52,461)
        Class B ($.20 and $.41, respectively) ....................................      (1,166,531)           (2,464,599)
    Return of capital distributions:
        Class A ($.00 and $.00, respectively) ....................................               0                     0
        Class B ($.00 and $.00, respectively) ....................................               0                     0
    Distributions from net realized gain on investment
    and futures transactions:
        Class A...................................................................               0                     0
        Class B...................................................................               0                     0
                                                                                  -------------------------------------------
            Total Dividends and Distributions.....................................   $  (1,274,320)        $  (2,517,060)
                                                                                  -------------------------------------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares:
        Class A...................................................................   $   1,667,181         $   1,793,359
        Class B...................................................................       3,837,797             6,185,572
    Proceeds from reinvested dividends:
        Class A...................................................................          55,861                22,936
        Class B...................................................................         771,579             1,601,992
    Cost of shares redeemed:
        Class A...................................................................        (336,798)             (101,599)
        Class B...................................................................      (3,919,772)           (6,305,130)
    Exchanges to/from related fund classes:
        Class A...................................................................       1,348,649             1,725,051
        Class B...................................................................      (1,348,649)           (1,725,051)
                                                                                  -------------------------------------------
            Net Increase (Decrease) in Net Assets Resulting From Capital
            Share Transactions....................................................   $   2,075,848         $   3,197,130
                                                                                  -------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........................................   $     798,582         $   3,408,725

NET ASSETS, BEGINNING OF PERIOD...................................................      61,806,816            58,398,091
                                                                                  -------------------------------------------
NET ASSETS, END OF PERIOD.........................................................   $  62,605,398         $  61,806,816
                                                                                  ===========================================

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS  June 28, 2002 (Unaudited)
--------------------------------------------------------
Note 1.   ORGANIZATION
          Montana Tax-Free Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on April 15, 1993, and commenced operations on August 12, 1993. The Fund's objective is to provide as high a level of current income exempt from federal and Montana income taxes as is consistent with preservation of capital. The Fund will seek to achieve this by investing primarily in a portfolio of Montana tax-exempt securities.

          All shares existing prior to January 7, 2000, the commencement date of Class A shares, were classified as Class B shares. Class B shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% on an annual basis, and a Contingent Deferred Sales Charge that decreases depending on how long the shares have been held. Class A shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis. The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required. Class B shares automatically convert to A shares at the end of the month following the eighth anniversary of issuance.

Note 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by ND Money Management Inc. The matrix system has been developed based on procedures approved by the Board of Directors and includes consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

          The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

          FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at June 28, 2002, a net capital loss carryforward totaling $1,844,913, which may be used to offset capital gains realized during subsequent years through December 31, 2008. Of the ordinary income distributions declared for the six months ended June 28, 2002, 100% was exempt from federal income taxes.

          MULTIPLE CLASS ALLOCATIONS - The Fund simultaneously uses the settled shares method to allocate income and fundwide expenses and uses the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 28, 2002, distribution fees were the only class-specific expenses.

          DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. Net investment income, other than distribution fees, are allocated daily to each class of shares based upon the relative value of the shares of each class.

          PREMIUMS AND DISCOUNTS - Premiums and discounts on municipal securities are amortized for financial reporting purposes. On January 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to January 1, 2001, the Fund recognized market discount at time of disposition as gain or loss. Upon adoption, the Fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The effect of this cumulative adjustment was $4,949 for the Fund. The Financial Highlights for prior periods have not been restated to reflect this change in presentation. This change had no effect on the Fund's net assets or total return.

          OTHER - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

          Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

          FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

          A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain
          (loss) for Federal income tax purposes.

          Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

          Certain risks may arise upon entering into futures contracts.
          These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

          At June 28, 2002, the Fund had outstanding futures contracts to sell debt securities as follows:

|---------------------|--------------------|-----------------------|-----------------------|----------------------------|
|                     |                    |   Number of Futures   |    Valuation as of    |   Unrealized Appreciation  |
|Contracts to Sell    | Expiration Date    |       Contracts       |     June 28, 2002     |      (Depreciation)        |
|---------------------|--------------------|-----------------------|-----------------------|----------------------------|
|U.S. Treasury Bonds  |    09/2002         |         150           |        $504,375       |        ($231,473)
|---------------------|--------------------|-----------------------|-----------------------|----------------------------|

          USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

          RECLASSIFICATIONS - Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3.   CAPITAL SHARE TRANSACTIONS
          As of June 28, 2002, there were 200,000,000 shares of $.001 par value authorized; 6,529,448 and 6,316,999 shares were outstanding at June 28, 2002 and December 31, 2001, respectively.

          Transactions in capital shares were as follows:

                                                         Class A Shares                          Class B Shares
                                                         --------------                          --------------
                                                 For The               For The            For The Six           For The
                                              Six Months Ended        Year Ended          Months Ended         Year Ended
                                               June 28, 2002         December 31,        June 28, 2002         December 31,
                                                (Unaudited)              2001             (Unaudited)              2001
                                             -------------------------------------------------------------------------------
Shares sold..................................    170,957              182,994                395,877             633,777
Shares issued on reinvestment of dividends...      5,739                2,337                 79,416             164,330
Shares redeemed..............................    (34,677)             (10,294)              (404,508)           (646,528)
Shares exchanged to Class A..................          0                    0               (138,763)           (175,256)
Shares exchanged from Class B................    138,408              174,723                      0                   0
                                             -------------------------------------------------------------------------------
Net increase (decrease) .....................    280,427              349,760                (67,978)            (23,677)
                                             ===============================================================================

Note 4.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
          ND Money Management, Inc., the Fund's investment adviser; ND Capital, Inc., the Fund's underwriter; and ND Resources, Inc., the Fund's transfer and accounting services agent; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

          The Fund has engaged ND Money Management, Inc. to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.60% of the Fund's average daily net assets. The Fund has recognized $185,604 of investment advisory fees after partial waiver for the six months ended June 28, 2002. The Fund has a payable to ND Money Management, Inc. of $29,322 at June 28, 2002 for investment advisory fees. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

          ND Capital, Inc. ("Capital") serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." Class B presently pays an annual distribution fee of up to 0.75% of the average daily net assets of the class. Class A presently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

          During the six months ended June 28, 2002, amounts paid or accrued to ND Capital and fees waived, if any, pursuant to Class A and Class B Distribution Plans were as follows:

                        12b-1 Fees Charged           12b-1 Fees Waived
                        ------------------           -----------------
Class A Shares                6,075                       (4,156)
Class B Shares              213,783                      (91,920)

          The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended June 28, 2002, no commissions were earned by ND Capital, Inc.

          ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next
          $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $36,549 of transfer agency fees for the six months ended June 28, 2002. The Fund has a payable to ND Resources, Inc. of $5,946 at June 28, 2002, for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $26,701 of accounting service fees for the six months ended June 28, 2002. The Fund has a payable to ND Resources, Inc. of $4,200 at June 28, 2002, for accounting service fees.

Note 5.   INVESTMENT SECURITY TRANSACTIONS
          The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $2,549,696 and $305,000, respectively, for the six months ended June 28, 2002.

Note 6.   INVESTMENT IN SECURITIES
          At June 28, 2002, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $61,680,345. The net unrealized appreciation of investments based on the cost was $360,654, which is comprised of $2,279,751 aggregate gross unrealized appreciation and $1,919,097 aggregate gross unrealized depreciation.




FINANCIAL HIGHLIGHTS JUNE 28, 2002
----------------------------------

Selected per share data and ratios for the period indicated

<CAPTION
CLASS A SHARES
--------------
                                                                                                            For The Period
                                                                For The                 For The             Since Inception
                                                           Six Months Ended           Year Ended           (January 7, 2000)
                                                             June 28, 2002           December 31,           Thru December 29,
                                                              (Unaudited)                2001                     2000
                                                         --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................      $   9.81                $   9.75                  $   9.33
                                                         --------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income...............................      $    .21                $    .45                  $    .46
     Net realized and unrealized gain (loss)
     on investment and futures transactions..............          (.20)                    .06                       .42
                                                         --------------------------------------------------------------------
         Total Income (Loss) From
         Investment Operations...........................      $    .01                $    .51                  $    .88
                                                         --------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment income................      $   (.21)               $   (.45)                 $   (.46)
     Return of capital distributions.....................           .00                     .00                       .00
     Distributions from net realized gains...............           .00                     .00                       .00
                                                         --------------------------------------------------------------------
         Total Distributions.............................      $   (.21)               $   (.45)                 $   (.46)
                                                         --------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...........................      $   9.61                $   9.81                  $   9.75
                                                         ====================================================================
Total Return.............................................          0.28%(A)(C)             5.30%(A)                  9.75%(A)



RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands) ...........      $   6,162               $   3,537                 $   105
     Ratio of net expenses (after expense
     assumption) to average net assets...................          0.95%(B)(C)             0.94%(B)                  0.93%(B)
     Ratio of net investment income to
     average net assets..................................          4.41%(C)                4.39%                     4.69%
     Portfolio turnover rate.............................          0.51%                  12.33%                     7.05%

(A)  Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, ND Holdings, Inc. assumed/waived expenses of $4,158, $2,028, and $86, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.12%, 1.11%, and 1.11%, respectively.
(C)  Ratio is annualized.

The accompanying notes are an integral part of these financial statements.



FINANCIAL HIGHLIGHTS JUNE 28, 2002
----------------------------------

Selected per share data and ratios for the period indicated

CLASS B SHARES
--------------
                                        For The Six     For The       For The       For The       For The       For The
                                       Months Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                       June 28, 2002  December 31,  December 29,  December 31,  December 31,  December 31,
                                        (Unaudited)      2001           2000          1999          1998          1997
                                       --------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...   $  9.78       $  9.75        $  9.36        $ 10.05      $ 10.16        $ 10.07
                                       --------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income.............   $   .20       $   .41        $   .42        $   .42      $   .42        $   .46
     Net realized and unrealized gain
     (loss) on investment and futures
     transactions......................      (.19)          .03            .39           (.64)        (.06)           .13
                                       --------------------------------------------------------------------------------------
         Total Income (Loss) From
          Investment Operations........   $   .01       $   .44        $   .81        $  (.22)     $   .36        $   .59
                                       --------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment
     income............................   $  (.20)      $  (.41)       $  (.42)       $  (.42)     $  (.42)       $  (.46)
     Return of capital distributions...       .00           .00            .00           (.05)        (.05)          (.04)
     Distributions from net
     realized gains....................       .00           .00            .00            .00          .00            .00
                                       --------------------------------------------------------------------------------------
         Total Distributions...........   $  (.20)      $  (.41)       $  (.42)       $  (.47)     $  (.47)       $  (.50)
                                       --------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........   $  9.59       $  9.78        $  9.75        $  9.36      $ 10.05        $ 10.16
                                       ======================================================================================
Total Return...........................      0.13%(A)(C)   4.62%(A)       8.97%(A)      (2.32%)(A)    3.66%(A)       5.96%(A)



RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in
     thousands) .......................  $   56,444     $   58,270     $   58,294     $   60,492   $   58,879     $   47,749
     Ratio of net expenses (after
     expense assumption) to average
     net assets........................      1.30%(B)(C)    1.30%(B)      1.30%(B)       1.30%(B)     1.30%(B)       1.17%(B)
     Ratio of net investment income to
     average net assets................      4.09%(C)       4.21%         4.52%          4.26%        4.18%          4.51%
     Portfolio turnover rate...........      0.51%         12.33%         7.05%          8.94%        3.65%          7.91%

(A)  Excludes contingent deferred sales charge of 4%.
(B) During the periods indicated above, ND Holdings, Inc. assumed/waived expenses of $91,920, $193,549, $195,053, $204,163, $177,054, and $60,969, respectively.
(B) If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.62%, 1.63%, 1.63%, 1.63%, 1.63%, and 1.32%, respectively.
(C)  Ratio is annualized.

The accompanying notes are an integral part of these financial statements.